Prepayments and other current assets	12 Months Ended
Dec. 31, 2023
Prepayments and other current assets
Prepayments and other current assets

11.  Prepayments and other current assets

	December 31,
	2022	2023
	US$	US$

Interest receivable	40,280	67,312
Value added taxes to be deducted	31,415	47,064
Receivables from payment platforms	20,210	27,882
Employee advances	2,386	2,146
Prepayments and deposits to vendors and content providers	4,105	8,388
Deposits	5,651	5,122
Amount due from a lessee of sale-and-leaseback arrangement - net (Note 10)	18,355	17,975
Net assets subject to disposal related to YY Live (Note 3)	38,194	38,194
Others	75,587	41,406
Total	236,183	255,489